MANAGEMENT ASSERTIONS ON THE 2 COURT CASES REGARDING CONVERTIBLE PROMISSORY NOTES OF PREDECESSOR	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
MANAGEMENT ASSERTIONS ON THE 2 COURT CASES REGARDING CONVERTIBLE PROMISSORY NOTES OF PREDECESSOR
NOTE 11 - Management Assertions On The 2 Court Cases Regarding Convertible Promissory Notes Of Predecessor

First Capital Venture Co. VS T1 Payments, LLC et al., Case No. CACE-20-006914, UCN 062020CA006914AXXXCE, 17th Judicial Circuit in and Broward County, Florida. On April 22, 2020, First Capital Venture, a subsidiary of the Company filed a lawsuit against its previous merchant processor seeking the return of $649,311.73 being held by the merchant processor and for damages related to the processor ceasing to accept MasterCard payments from the Company’s customers for the Company’s products. The Court has granted a motion to transfer the case to Nevada where it will be filed as reflected in the merchant processing agreement. The litigation remains in its early stages.

In addition to the above, Company is involved in the following legal proceedings, each of which is specific to each plaintiff suing the Company based upon the convertibility of a promissory note. In each case the Company is contesting the validity of the request for conversion of shares pursuant to each such note (each referred to as a “Note”). The following are the case references to each case filed by each of the plaintiffs (collectively, the “Plaintiffs”):

•	Mammoth West Corporation v PotNetwork Holdings Inc., Case No. 17 CH 778, 19th Circuit Court of Lake County, IL. Filed May 26, 2017.

•	Southridge Partners II Limited Partnership vs. SND Auto Group, Inc., Case No. 3:17-cv-01925 US District Court for the District of Connecticut, filed January 5, 2018.

•	J. P. Carey Limited Partners, L.P. v. PotNetwork Holdings, Inc., Case No.3:18-CV-00873-WWE, US District Court for the District of Connecticut, filed May 24, 2018.

Each Plaintiff filed a civil complaint with regard to their rights to convert a specific convertible promissory Note. In each case, the Note was issued not by the Company, but by its predecessor issuer, SND Auto Company Inc. (which predecessor issuer had changed its name before changing it back to SND Auto Group, Inc.). Each Note was issued by SND Auto Company Inc., respectively on June 13, 2016 to Mammoth West Corporation and on July 18, 2016 to Southridge Partners II Limited Partnership, for money paid to SND Auto Company Inc., at a time when SND Auto Company Inc. was the public entity, with sole operations in the automotive industry. (Plaintiff, J. P. Carey Limited Partners, L.P., on March 1, 2018, was a subsequent purchaser of a portion of the Southridge Partners II Limited Partnership Note and conversion rights connected to the amount purchased, which it then attempted to convert on the pre-reorganization terms and conditions of the Note, as more fully defined below.) Subsequent to the issuance of the Notes, on March 14, 2017, SND Auto Company Inc. engaged in a holding company reorganization whereby SND Auto Company Inc., became a subsidiary of the public entity. The holding company reorganization was an express condition of a private company, First Capital Venture Holdings Co., whose acquisition was the principal reason for the reorganization.

Each Plaintiff has sought to convert into shares of the post reorganization Company, at a conversion price of a fraction of a penny per share, based on SND Auto Group, Inc.’s share price prior to the reorganization. The Company disputed the conversion amounts presented by the Plaintiffs

The relief sought by each Plaintiff in each case is as follows:

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Mammoth West Corporation: Issuance of the shares per each of its conversion notices per the original terms of its Note, reasonable attorneys’ fees and reimbursement of court costs, and such other and further relief as the court deems appropriate.

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Southridge Partners II Limited Partnership: Damages of at least $743,150, interest, punitive damages, a mandatory injunction seeking specific performance, reasonable attorneys’ fees and reimbursement of court costs, and such other and further relief as the court deems appropriate.

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J. P. Carey Limited Partners, L.P.; Damages of at least $573,890, interest, punitive damages, a mandatory injunction seeking specific performance, reasonable attorneys’ fees and reimbursement of court costs, and such other and further relief as the court deems appropriate.

On August 17, 2020, JP Carey Limited Partners L.P. and the Company came to a settlement, whereby the Company agreed to issue 28 million shares of the Company’s common stock to JP Carey, subject to certain leak out provisions. The case has subsequently been dismissed.

On August 27, 2020, the Court dismissed the case brought by Southridge Partners II Limited Partnership for failing to obtain counsel to prosecute the case after the Court’s order to do so. Southridge may seek to refile its claim.

On October 22, 2020, the Company entered into a settlement agreement with Mammoth Corporation which is subject to a fairness hearing scheduled for November 20, 2020.

Potter v. PotNetwork Holdings, Inc., Diamond CBD, Inc., and First Capital Venture Co., CASE NO.: 19-24017-CV-SCOLA, US District Court for the Southern District of Florida.

Plaintiff Potter alleged that she purchased certain products from Diamond CBD that contained levels of CBD that were less than the amount stated on the packaging and south class action status.

The Company and its subsidiaries settled the matter at mediation on July 14, 2020. The parties completed the final documentation of the settlement and the case was dismissed on August 27, 2020. Pursuant to the settlement agreement the Company agreed to issue a $10 voucher to purported class members, pay the named plaintiff $5,000 and pay the law firms that brought the suit $200,000 in legal fees to be paid over 30 months, secured by a pledge of shares of the Company’s common stock.

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Mammoth West Corporation [case# 17 CH 778, 19th Circuit Court of Lake County, IL] and Southridge Partners II Limited Partnership [case# 3:17-cv-01925, Connecticut] each filed a civil complaint about its convertible promissory note (each referred to as a “Note”).

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In each instance, the Note was issued not by the Company, but by the Company’s predecessor issuer, SND Auto Company Inc. (which predecessor issuer had changed its name before changing it back to SND Auto Group, Inc.). The Note was issued by SND Auto Company Inc., on June 13, 2016 and on July 18, 2016, respectively, for money paid to SND Auto Company Inc., at a time in which SND Auto Company Inc. was the public Company, operating in the automobile industry. However, on March 14, 2017, SND Auto Company Inc. formed the Company and engaged in a holding Company reorganization whereby the Company became the public entity while SND Auto Company Inc., became its subsidiary. The holding Company reorganization was an express condition of First Capital Venture Holdings Co., which is the parent Company to Diamond CBD, Inc. being acquired by the Company and thereby entering the CBD oil business. The acquisition would not have occurred without the holding Company reorganization. Following this acquisition and the holding Company reorganization, and following the Company becoming the public entity, the stock price increased significantly. In other words, the CBD oil company stock price (the Company, i.e., PotNetwork Holdings, Inc.) was much greater than the stock price of the automobile Company (SND Auto Company Inc.).

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The plaintiff invested in an automobile Company, not in the CBD oil business. Yet, plaintiff wants to convert its Note issued by the automobile company into shares of the CBD oil Company, which was not the maker of the Note.

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As of December 31, 2017, SND Auto Company Inc., not the Company, owed Mammoth West Corporation $7,280 and Southridge Partners II Limited Partnership $26,000, on the Notes, which obligations were never disputed by SND Auto Company Inc. (which SND Auto Group, Inc. agreed to pay each, in full).

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The Company has maintained that these were not debts of the Company, and the holding Company reorganization was engaged in to assure as much, not to avoid payment, but instead, to isolate this debt from the new CBD oil business, SND Auto Company Inc. being a separate and distinct legal entity with its own assets and debts.

➢	However, on February 7, 2018, the Company and its predecessor issuer, SND Auto Company Inc., unwound the March 14, 2017 holding Company reorganization.

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Because of that unwinding, Company’s counsel agrees that the Company, the public entity, became liable for this SND Auto Group, Inc. Notes, but only as of the February 7, 2018 rewinding, not prior thereto.

➢	So, at this point, the dispute between the parties surrounds the conversion price.

➢	In each case, the terms of the Note entitle the plaintiff, as holder, to convert into shares of the maker’s common stock.

➢	On March 28, 2017 and on April 24, 2017, the conversion notice in each case was issued, not to SND Auto Group, Inc., the maker, but to the Company, for shares of the Company’s common stock.

➢	The terms of the Note entitle the plaintiff to payment in cash or in shares of the maker (SND Auto Group, Inc.), at a discount of 65% of the lowest trading price of the preceding 30 trading days.

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Instead, however, the plaintiff has throughout, sought to convert into shares of the Company, at a fraction of a penny per share, or approximately 2,700,000 shares in each instance (as opposed to approximately 56,000 shares in each instance), of the Company, based on SND Auto Group, Inc.’s share price, when SND Auto Group, Inc. was the public Company, and prior to the Company even being in existence, let alone being public.

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It is the Company’s position that the Company only became obligated for the Note (which is the obligation of the maker, SND Auto Group, Inc.), upon the unwinding of the reorganization, or as of February 7, 2018, when the Company’s stock price was considerably higher (and therefore obligated to issue far fewer shares in satisfaction of the conversion notice) than it was prior to the holding Company reorganization and the acquisition of First Capital Venture Co.

➢	The Company intends to vigorously defend against this claim. The Company is confident in its position.